Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Fair Value as a % of Partners' Capital	23.90%
Fair Value	$ 97,869,811
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Fair Value as a % of Partners' Capital	30.08%
Fair Value	123,180,944
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Fair Value as a % of Partners' Capital	33.52%
Fair Value	137,248,233
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Fair Value as a % of Partners' Capital	6.67%
Fair Value	27,328,317
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Fair Value as a % of Partners' Capital		22.67%
Fair Value		67,445,723
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Fair Value as a % of Partners' Capital		22.70%
Fair Value		67,529,886
U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]
Fair Value as a % of Partners' Capital		22.75%
Fair Value		67,677,170
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Fair Value as a % of Partners' Capital		22.73%
Fair Value		67,603,529
Total Investments In U S Treasury Notes [Member]
Fair Value as a % of Partners' Capital	94.17%	90.85%
Fair Value	$ 385,627,305	$ 270,256,308